Exchange Place Advisors Trust

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

VIA EDGAR

September 30, 2026

United States Securities and Exchange Commission

Attn: Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	Exchange Place Advisors Trust
File Nos. 333-226989/811-23373

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of Exchange Place Advisors Trust (the “Trust”), as certification that the Prospectuses and Statements of Additional Information for the Trust, do not differ from those contained in Post-Effective Amendment No. 60 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on September 25, 2026 (Accession No. 0001580642-26-006514).

Please contact the undersigned at (513) 577-1693 if you have any questions concerning this filing.

Respectfully,

/s/ Karen Jacoppo-Wood

Karen Jacoppo-Wood

Secretary